Long-Term Debt (Tables) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Schedule of maturities of long term debt

Fiscal year ended January 31:
2022 (remaining 9 months)	$3,900
2023	10,400
2024	10,400
2025	112,700
2026	381,300
Total payments	518,700
Less: Current portion	(6,500)
Less: Unamortized Fresh-Start Reporting Fair Value Adjustment	(4,273)
Long-term portion	$507,927

Fiscal year ended January 31:
2022	$5,200
2023	10,400
2024	10,400
2025	112,700
2026	381,300
Total payments	520,000
Less: Current portion	(5,200)
Less: Unamortized Fresh-Start Reporting Fair Value Adjustment	(4,564)
Long-term portion	$510,236

Schedule of amounts outstanding under Senior Credit Facilities

Payable in Fiscal Year	First Lien	Second Lien	Revolving Credit	Total
Fiscal 2021	$627,536	$302,336	60,000	$989,872
Total	$627,536	$302,336	60,000	$989,872

Scheuled of summary of net loans

		Weighted
		Average			Maturity
Instrument	Balance	Interest Rate	Interest Type	Issuance Date	Date
Series 1	$933,615	13.0%	Variable, Compounding	Apr 25, 2014	Jan 31, 2045
Series 2	598,787	8.0%	Variable, Simple	Apr 25, 2014	Apr 28, 2021
Series 3	327,537	11.5%	Variable, Simple	Apr 25, 2014	Apr 28, 2021
Series 4	60,000	13.0%	Variable, Compounding	Sep 25, 2014	Sep 30, 2044
Series 5(a)	71,538	8.0%	Variable, Simple	Sep 25, 2014	Sep 30, 2044
Series 5(b)	28,461	11.5%	Variable, Simple	Sep 25, 2014	Sep 30, 2044
Intra-group Loan Agreement	65,000	12.0%	Variable, Compounding	Dec 3, 2015	Nov 3, 2044
Funding Bond # 1	54,000	13.0%	Variable, Simple	Jan 31, 2018	Apr 28, 2021
Funding Bond # 2	50,000	13.0%	Variable, Simple	Jan 29, 2019	Apr 28, 2021
Total	$2,188,938